Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000264666
Shareholder Report [Line Items]
Fund Name	Active Core U.S. Equity ETF
Trading Symbol	TACU
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Active Core U.S. Equity ETF (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Active Core U.S. Equity ETF	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 14,336,000
Holdings Count | Holding	531
InvestmentCompanyPortfolioTurnover	18.60%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$14,336 Number of Portfolio Holdings531 Portfolio Turnover Rate18.6%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	36.7%
Financials	11.9
Industrials & Business Services	9.9
Communication Services	9.7
Consumer Discretionary	9.3
Health Care	8.8
Consumer Staples	4.1
Energy	3.2
Utilities	2.3
Other	4.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA	6.9%
Apple	6.2
Alphabet	5.6
Microsoft	4.1
Amazon.com	3.2
Broadcom	2.6
Micron Technology	1.9
Meta Platforms	1.9
Tesla	1.6
Eli Lilly	1.4

Material Fund Change [Text Block]